United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/13

Date of Reporting Period: Quarter ended 09/30/13

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.0%
		Aerospace/Defense—0.8%
$5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$5,610,938
1,725,000		TransDigm, Inc., 5.50%, 10/15/2020	1,699,125
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,080,000
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,352,250
		TOTAL	18,742,313
		Automotive—5.0%
5,125,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	5,278,750
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,629,500
2,000,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,070,000
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,248,750
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,700,000
5,825,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	6,553,125
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,226,500
2,400,000		Delphi Corp., 5.00%, 2/15/2023	2,490,000
5,175,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	3,777,750
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,574,875
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,089,750
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,768,500
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,722,250
3,875,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	3,613,437
4,700,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	4,852,750
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,341,563
4,975,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,596,875
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	9,828,000
1,725,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	1,858,688
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,741,500
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	459,000
3,225,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	3,265,312
3,284,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	3,595,980
12,850,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	13,171,250
		TOTAL	119,454,105
		Building Materials—3.9%
2,725,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	2,745,438
800,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	789,000
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,114,125
1,875,000	[1,2]	Building Materials Corp., of America, Bond, Series 144A, 6.75%, 5/1/2021	2,020,313
1,525,000	[1,2]	Building Materials Corp., of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,650,813
2,875,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	2,936,094
4,300,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	4,574,125
7,600,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,341,000
6,675,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,359,187
8,575,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,907,281
3,725,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,106,812
10,300,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	11,252,750
1,305,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	1,383,300

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$7,563,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	$8,130,225
3,850,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	3,994,375
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,629,187
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,272,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,637,500
		TOTAL	92,843,525
		Chemicals—2.7%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,488,750
1,200,000		Ashland, Inc., 4.75%, 8/15/2022	1,131,000
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,237,812
975,000		Chemtura Corp., 5.75%, 7/15/2021	977,438
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,181,250
9,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,738,750
850,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	808,563
2,750,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	2,650,312
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,216,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,528,000
4,450,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	4,372,125
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,397,875
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,357,312
1,125,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,223,438
5,075,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	5,322,406
1,175,000	[1,2]	Nova Chemicals Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,181,609
7,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	7,719,750
2,200,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	2,167,000
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,352,034
		TOTAL	65,051,424
		Construction Machinery—0.4%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,115,000
650,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	685,750
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	1,001,312
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,283,687
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	6,090,938
		TOTAL	10,176,687
		Consumer Products—3.6%
11,075,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	11,711,813
2,450,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	2,468,375
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	1,580,906
3,575,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	3,566,063
2,850,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	2,600,625
8,075,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	8,438,375
6,615,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	7,078,050
4,050,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,323,375
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,392,375
6,800,000		ServiceMaster Co., 7.00%, 8/15/2020	6,460,000
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,322,000
1,600,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,288,000
7,850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	7,810,750
300,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	313,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$800,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	$832,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	6,992,125
2,450,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	2,407,125
10,250,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	9,583,750
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,137,125
		TOTAL	86,306,332
		Energy—7.9%
5,300,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	36,438
9,200,000		Antero Resources Corp., 6.00%, 12/1/2020	9,338,000
3,875,000		Approach Resources, Inc., 7.00%, 6/15/2021	3,894,375
3,750,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	3,843,750
2,875,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,918,125
2,875,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	2,795,938
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,576,375
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,921,250
2,725,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	2,779,500
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,583,937
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,752,937
2,325,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,522,625
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,537,000
5,925,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	6,058,312
1,123,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,186,169
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,023,750
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,007,031
2,800,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,912,000
2,425,000		Concho Resources, Inc., 5.50%, 4/1/2023	2,406,813
2,875,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,835,469
1,800,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,930,500
5,725,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	6,469,250
3,154,759	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	3,308,553
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,881,000
4,725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,268,375
3,875,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	3,836,250
5,125,000		Forest Oil Corp., 7.50%, 9/15/2020	5,125,000
4,950,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,974,750
1,500,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	1,481,250
1,000,000	[1,2]	Kodiak Oil & Gas Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/1/2022	980,000
3,375,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,408,750
1,925,000	[1,2]	Linn Energy LLC, Series 144A, 6.75%, 11/1/2019	1,823,938
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,193,344
2,950,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,740,500
5,525,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,373,062
5,950,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,994,625
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,354,750
4,850,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	5,141,000
1,300,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	1,374,750
2,725,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,827,187
6,450,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,828,937
2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,785,271

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$1,875,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	$2,011,599
2,025,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,954,125
2,275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,104,375
2,400,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,436,000
750,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	746,250
6,500,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	6,597,500
2,575,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,826,062
1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,620,313
9,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	9,585,000
		TOTAL	189,912,060
		Entertainment—0.8%
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,359,719
1,075,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	1,030,656
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	918,938
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	868,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,484,000
1,700,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,853,000
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	5,777,750
		TOTAL	18,292,063
		Environmental—0.2%
4,525,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	4,796,500
		Financial Institutions—4.4%
1,125,000		Ally Financial, Inc., 3.50%, 7/18/2016	1,139,063
5,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	6,595,875
2,380,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,689,400
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,100,250
9,550,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	10,314,000
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	5,956,754
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,923,865
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,927,656
10,325,000		CIT Group, Inc., 5.25%, 3/15/2018	10,867,062
725,000		CIT Group, Inc., 5.375%, 5/15/2020	754,000
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,663,125
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,121,688
1,975,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,916,589
1,100,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	1,099,313
700,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	682,500
825,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	755,906
5,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,686,218
5,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	4,999,500
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,241,875
2,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,325,750
12,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	14,089,312
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,434,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,902,688
12,175,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	11,961,938
		TOTAL	106,148,327

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—5.6%
$12,875,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	$13,068,125
4,150,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,973,625
2,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	1,863,000
5,525,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	6,118,937
3,275,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	3,725,312
16,775,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	17,487,937
15,125,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	14,463,281
11,425,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	12,553,219
11,550,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	12,012,000
10,225,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	9,560,375
5,025,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	5,276,250
7,175,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	7,417,156
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	899,063
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	889,219
2,675,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,056,188
21,500,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	22,763,125
		TOTAL	135,126,812
		Gaming—3.3%
6,600,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	7,161,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,195,563
1,650,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	1,523,156
4,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,986,562
4,000,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,070,000
6,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,559,719
4,875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	5,472,187
4,250,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	4,473,125
2,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,234,000
7,375,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	7,743,750
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	852,500
1,200,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,266,000
6,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	6,534,375
5,601,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,133,095
5,385,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,815,800
2,550,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	2,710,969
7,150,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,596,875
		TOTAL	79,328,676
		Health Care—10.3%
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,493,125
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,513,281
8,800,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,756,000
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,852,375
2,000,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	2,185,000
5,650,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	6,017,250
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,515,313
11,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	12,314,750
6,500,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	7,011,875
11,725,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	12,501,781
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,130,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,265,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	$2,932,313
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,319,375
20,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	22,302,500
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,335,875
8,800,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	9,031,000
10,050,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,477,125
5,750,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	6,109,375
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,776,031
7,025,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	7,222,578
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,820,500
2,975,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	3,274,359
5,325,000	[1,2]	Tenet Healthcare Corp., 8.125%, 4/1/2022	5,571,281
5,225,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	4,826,594
4,975,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,682,719
6,525,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	7,193,813
7,725,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,014,687
13,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,912,500
1,050,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,128,750
11,575,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	12,529,937
6,775,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	7,181,500
5,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,475,000
		TOTAL	248,674,062
		Industrial - Other—3.5%
1,600,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,704,000
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,086,750
4,250,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,605,937
5,600,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	6,160,000
2,950,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,927,875
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	5,077,188
8,375,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,647,188
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,987,125
3,075,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	3,013,500
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	1,974,000
3,475,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	3,614,000
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,556,250
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,688,875
6,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	6,531,250
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,536,000
4,600,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,738,000
9,125,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	9,900,625
4,900,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	4,924,500
		TOTAL	83,673,063
		Lodging—0.3%
1,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,222,000
1,750,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	1,757,656
4,800,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	4,680,000
		TOTAL	7,659,656
		Media - Cable—2.0%
2,975,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	2,818,812

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Cable—continued
$4,675,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	$4,791,875
2,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,583,000
2,075,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,966,063
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,218,500
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,383,375
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,900,094
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	874,000
5,475,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	5,214,937
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,740,906
1,225,000		DISH DBS Corporation, 5.125%, 5/1/2020	1,218,875
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,566,938
11,625,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	11,508,750
500,000	[1,2]	LYNX I Corporation, Series 144A, 5.375%, 4/15/2021	490,000
4,200,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	4,200,000
		TOTAL	48,476,125
		Media - Non-Cable—7.4%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,995,063
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	2,937,500
3,550,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	3,683,125
12,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	11,718,625
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,397,000
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,184,500
8,650,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	8,974,375
6,250,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	6,406,250
11,425,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	12,824,562
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,792,687
7,625,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	7,625,000
6,925,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,894,500
1,900,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,890,500
6,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	6,193,875
5,700,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	5,920,875
6,250,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	6,617,188
2,500,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	2,681,250
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,790,250
4,300,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	4,042,000
2,750,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	2,743,125
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,746,875
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,549,750
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,496,875
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,356,750
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	5,925,938
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,321,563
475,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	476,781
9,675,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,690,875
1,275,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,195,313
4,075,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	3,728,625
3,200,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	3,236,000
5,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	5,359,250
9,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	9,906,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$6,925,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	$7,392,437
4,350,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,839,375
		TOTAL	177,534,657
		Metals & Mining—0.3%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
5,800,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	5,394,000
850,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	805,375
		TOTAL	6,199,558
		Packaging—4.8%
11,025,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,741,625
2,475,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	2,388,375
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,252,500
6,875,000		Ball Corp., 4.00%, 11/15/2023	6,204,688
1,775,000		Berry Plastics Corp., 9.75%, 1/15/2021	2,059,000
2,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,153,750
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,640,875
6,475,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,766,375
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,050,000
1,675,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	1,541,000
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,057,625
3,025,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,009,875
6,200,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,448,000
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,105,000
12,400,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	12,555,000
4,500,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	4,725,000
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,303,625
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	11,063,500
1,850,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,974,875
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,532,625
9,275,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,356,156
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,507,812
		TOTAL	116,437,281
		Paper—0.2%
1,725,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,863,000
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,945,750
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,971,000
		TOTAL	5,779,750
		Restaurants—1.3%
10,790,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	12,057,825
9,125,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	10,448,125
8,000,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	7,695,000
		TOTAL	30,200,950
		Retailers—5.7%
6,950,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	7,158,500
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,840,000
5,650,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	5,621,750
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,843,000
4,175,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,101,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$7,050,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	$7,279,125
12,675,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	12,991,875
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,221,000
2,575,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	3,083,563
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	798,250
10,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	11,772,000
8,325,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	8,470,687
9,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,690,000
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,886,062
9,850,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	9,899,250
5,525,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	5,967,000
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	730,438
6,175,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	6,792,500
11,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	11,718,875
2,225,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,191,625
5,550,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,688,750
		TOTAL	136,746,187
		Services—0.9%
1,650,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	1,674,750
8,300,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,881,000
5,675,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	5,972,938
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,554,625
		TOTAL	21,083,313
		Technology—13.3%
1,425,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,453,500
5,175,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	4,980,938
3,700,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	3,709,250
9,500,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,903,750
1,269,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,326,105
13,375,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	14,846,250
7,250,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	7,250,000
10,175,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	11,167,062
4,425,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	4,380,750
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	8,346,000
12,875,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	14,033,750
9,000,000		Emdeon, Inc., 11.00%, 12/31/2019	10,293,750
11,875,000		Epicor Software Corp., 8.625%, 5/1/2019	12,735,937
8,275,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,357,750
3,100,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	3,255,000
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,850,625
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,233,750
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	17,990,812
2,500,000		Flextronics International Ltd., 4.625%, 2/15/2020	2,437,500
2,500,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,387,500
3,225,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,603,938
6,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,769,688
5,650,000		IAC Interactive Corp., 4.75%, 12/15/2022	5,226,250
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,461,687
7,675,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	7,924,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$5,800,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	$6,452,500
850,000		Iron Mountain, Inc., 5.75%, 8/15/2024	769,250
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,801,313
9,450,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	8,457,750
12,825,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	14,877,000
4,900,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	5,500,250
8,625,000		Lender Processing Services, 5.75%, 4/15/2023	8,894,531
3,675,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	3,647,438
5,050,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	4,115,750
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,793,562
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,155,625
3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	2,940,000
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,657,500
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,339,875
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,573,750
2,159,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,180,590
4,100,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	3,966,750
740,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	839,900
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,062,500
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,728,250
1,400,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,435,000
3,975,000		Solera Holdings, Inc., Company Guarantee, 6.75%, 6/15/2018	4,233,375
6,650,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	6,816,250
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,988,750
12,100,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	13,098,250
4,650,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	4,952,250
8,125,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,835,937
2,000,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	1,890,000
5,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	6,058,063
		TOTAL	319,987,938
		Textile—0.0%
1,125,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,068,750
		Transportation—0.4%
1,700,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,763,750
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,825,000
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,407,250
1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,914,750
		TOTAL	8,910,750
		Utility - Electric—1.4%
1,976,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	2,109,380
1,675,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	1,532,625
2,775,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	2,837,438
3,150,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	3,559,500
4,950,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	5,240,812
641,334	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	545,862
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,846,688
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,485,312
1,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,674,500
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,908,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	$1,749,000
		TOTAL	33,489,242
		Utility - Natural Gas—3.2%
6,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,331,500
3,800,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	3,923,500
1,430,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,638,501
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,762,782
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,774,652
13,225,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	14,216,875
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	3,105,000
3,025,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	3,017,438
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,433,000
3,525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,339,937
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,544,000
1,675,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	1,524,250
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,617,000
7,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	7,156,781
1,675,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,614,281
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,012,187
4,201,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	4,516,075
1,675,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,679,188
2,625,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,651,250
		TOTAL	76,858,197
		Wireless Communications—3.7%
7,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,833,125
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,274,875
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,082,500
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,100,000
12,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,480,000
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,708,000
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,967,500
3,550,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	3,572,188
12,050,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	10,814,875
14,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	14,816,375
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	8,577,500
5,975,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	6,109,437
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,699,000
6,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	5,966,250
		TOTAL	90,001,625
		Wireline Communications—0.7%
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,309,125
3,075,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	3,305,625
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,774,125
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,576,063
		TOTAL	15,964,938
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,291,839,424)	2,354,924,866
		COMMON STOCKS—0.1%
		Automotive—0.1%
51,301	[3]	General Motors Co.	1,845,297

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Automotive—continued
$12,879	[3]	Motors Liquidation Co.	$456,560
		TOTAL	2,301,857
		Metals & Mining—0.0%
576	[3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,401,373)	2,301,857
		PREFERRED STOCK—0.2%
		Finance - Commercial—0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	4,108,919
		WARRANTS—0.1%
		Automotive—0.1%
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	1,232,150
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	867,448
		TOTAL WARRANTS (IDENTIFIED COST $5,137,860)	2,099,598
		Investment CompanY—0.7%
17,637,656	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	17,637,656
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $2,322,369,303)[9]	2,381,072,896
		OTHER ASSETS AND LIABILITIES - NET—0.9%[10]	22,341,076
		TOTAL NET ASSETS—100%	$2,403,413,972
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $898,911,234, which represented 37.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $898,365,372, which represented 37.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997-5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$585,560	$545,862
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At September 30, 2013, the cost of investments for federal tax purposes was $2,325,247,327. The net unrealized appreciation of investments for federal tax purposes was $55,825,569. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,182,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,357,034.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using a price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluation from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedure described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain on the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,354,924,683	$183	$2,354,924,866
Equity Securities:
Common Stock
Domestic	2,301,857	—	—	2,301,857
International	—	—	0	0
Preferred Stock
Domestic	—	4,108,919	—	4,108,919
Warrants	2,099,598	—	—	2,099,598
Investment Company	17,637,656	—	—	17,637,656
TOTAL SECURITIES	$22,039,111	$2,359,033,602	$183	$2,381,072,896
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Federated Inflation-Protected Securities Core Fund
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—97.8%
		Treasury Securities—97.8%
$3,556,035		U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,914,282
7,247,630		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,117,133
5,296,140		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,110,008
810,563		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	958,712
5,824,428		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	6,949,953
6,349,680		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,516,545
2,007,520		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,996,855
880,957		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	916,858
2,035,109		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,226,298
5,416,250		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,947,296
3,792,630		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	3,810,408
2,478,480	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,540,732
6,602,424		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,323,533
1,143,976		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,298,092
		TOTAL U.S. TREASURY (IDENTIFIED COST $54,458,765)	57,626,705
		Repurchase Agreement—1.9%
1,151,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	1,151,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $55,609,765)[2]	58,777,705
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	167,099
		TOTAL NET ASSETS—100%	$58,944,804
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
4U.S. Treasury Note 2 Year Long Futures	100	$22,026,563	December 2013	$57,587
4U.S. Treasury Bond 30 Year Short Futures	115	$15,338,125	December 2013	$(190,078)
4U.S. Treasury Note 10 Year (CBT) Short Futures	65	$8,215,391	December 2013	$(162,510)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(295,001)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,603,281 and $21,358,041, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At September 30, 2013, the cost of investments for federal tax purposes was $55,609,765. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,167,940. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,193,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,908.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
1

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$57,626,705	$—	$57,626,705
Repurchase Agreement	—	1,151,000	—	1,151,000
TOTAL SECURITIES	$—	$58,777,705	$—	$58,777,705
OTHER FINANCIAL INSTRUMENTS*	$(295,001)	$—	$—	$(295,001)
*	Other financial instruments include futures contracts.
3
Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.4%
		Auto Receivables—0.4%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.832%, 5/15/2018 (IDENTIFIED COST $6,650,000)	$6,621,579
		Commercial Mortgage-Backed Securities—4.0%
		Agency Commercial Mortgage-Backed Securities—1.7%
15,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	14,939,884
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	11,774,765
		TOTAL	26,714,649
		Non-Agency Commercial Mortgage-Backed Securities—2.3%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.046%, 4/10/2046	22,060,377
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.232%, 7/15/2046	12,622,838
		TOTAL	34.683.215
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,679,323)	61,397,864
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.0%
		Government National Mortgage Association—4.0%
39,794,411		REMIC 2013-H16 FA, 0.726%, 7/20/2063	39,472,115
23,026,192	[3]	REMIC 2013-H20 FA, 1.664%, 8/20/2063	22,896,670
		TOTAL	62,368,785
		Non-Agency Mortgage-Backed Securities—13.0%
1,464,398		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,441,889
2,977,597		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,996,509
5,198,601		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,852,218
1,767,319		Credit Suisse Mortgage Capital 2007-4, Class 4A2, 5.500%, 6/25/2037	1,529,441
13,069,454	[1,2]	Credit Suisse Mortgage Capital 2012-CIM2, Class A1, 3.000%, 6/25/2042	12,953,345
26,468,174	[1,2]	Credit Suisse Mortgage Capital 2013-IVR3, Class A2, 3.000%, 5/25/2043	24,980,840
25,108,657	[1,2]	Credit Suisse Mortgage Capital 2013-TH1, Class A1, 2.130%, 2/25/2043	21,867,697
3,988,905		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,726,859
2,020,782		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.846%, 8/25/2035	1,829,747
2,185,053		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,220,462
6,682,588		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	6,772,774
9,602,362		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	9,650,175
22,122,698		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	19,467,636
22,263,711		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,865,534
33,010,130		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	28,741,280
21,194,504		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,699,038
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,552,927
7,503,652		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	6,721,632
		TOTAL	199,870,003
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $281,669,906)	262,238,788
		MORTGAGE-BACKED SECURITIES—76.1%
		Federal Home Loan Mortgage Corporation—27.1%
29,830,532		2.500%, 8/1/2028	30,027,461
10,000,000	[4]	3.000%, 10/1/2028	10,336,719
61,750,258		3.500%, 6/1/2026 - 9/1/2043	63,086,621
90,194,586	[4]	4.000%, 2/1/2020 - 10/1/2043	94,678,267
101,297,058		4.500%, 6/1/2019 - 7/1/2041	107,814,335
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$66,687,800		5.000%, 7/1/2019 - 5/1/2041	$71,857,457
27,473,459		5.500%, 3/1/2021 - 5/1/2040	29,734,216
2,720,008		6.000%, 5/1/2014 - 9/1/2037	2,967,909
4,214,814		6.500%, 7/1/2014 - 4/1/2038	4,676,954
923,609		7.000%, 10/1/2020 - 9/1/2037	1,066,004
285,589		7.500%, 8/1/2029 - 5/1/2031	338,313
345,288		8.000%, 3/1/2030 - 3/1/2031	419,637
8,385		8.500%, 9/1/2025	10,110
361		9.500%, 4/1/2021	406
		TOTAL	417,014,409
		Federal National Mortgage Association—31.4%
12,191,564		2.500%, 12/1/2027 - 8/1/2028	12,279,087
51,687,635		3.000%, 6/1/2027 - 11/1/2027	53,563,985
31,727,748	[4]	3.500%, 11/1/2025 - 10/1/2028	33,498,622
160,746,763	[4]	4.000%, 12/1/2025 - 10/1/2043	169,165,741
103,112,495	[4]	4.500%, 12/1/2019 - 11/1/2043	110,175,306
36,363,061		5.000%, 5/1/2023 - 10/1/2041	39,368,124
31,197,878		5.500%, 9/1/2014 - 4/1/2041	34,033,435
18,079,439		6.000%, 12/1/2013 - 2/1/2039	19,893,691
5,709,825		6.500%, 8/1/2014 - 10/1/2038	6,356,748
3,838,129		7.000%, 3/1/2015 - 6/1/2037	4,397,221
432,860		7.500%, 4/1/2015 - 6/1/2033	506,885
90,555		8.000%, 7/1/2023 - 3/1/2031	108,953
3,647		9.000%, 11/1/2021 - 6/1/2025	4,206
		TOTAL	483,352,004
		Government National Mortgage Association—17.6%
62,731,635		3.500%, 12/15/2040 - 8/15/2043	64,567,024
69,179,525	[4]	4.000%, 6/20/2041 - 10/15/2043	72,974,818
75,749,741	[4]	4.500%, 10/15/2039 - 10/15/2043	81,475,186
37,516,774		5.000%, 1/15/2039 - 7/15/2040	40,978,981
6,513,739		5.500%, 12/15/2038 - 2/15/2039	7,139,006
2,246,328		6.000%, 10/15/2028 - 6/15/2037	2,494,872
414,184		6.500%, 10/15/2028 - 2/15/2032	476,506
696,862		7.000%, 11/15/2027 - 12/15/2031	824,986
214,443		7.500%, 4/15/2029 - 1/15/2031	257,404
352,143		8.000%, 1/15/2022 - 11/15/2030	427,271
39,506		8.500%, 3/15/2022 - 9/15/2029	47,177
1,495		9.500%, 10/15/2020	1,785
22,953		12.000%, 4/15/2015 - 6/15/2015	24,294
		TOTAL	271,689,310
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,137,671,667)	1,172,055,723
		Repurchase Agreements—15.0%
41,106,000	[5]	Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412.	41,106,000
31,014,000	[6]	Repurchase agreement 0.03%, dated 9/17/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $31,014,750 on 10/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/20/2041 and the market value of those underlying securities was $31,684,346.	31,014,000
2

Principal Amount			Value
		Repurchase Agreements—continued
$104,876,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.04%, dated 9/19/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,017,778 on 10/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $510,006,800.	$104,876,000
53,845,000	[5,6]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 9/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,046,667 on 10/10/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $1,020,032,300.	53,845,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	230,841,000
		TOTAL INVESTMENTS—112.5% (IDENTIFIED COST $1,719,511,896)[7]	1,733,154,954
		OTHER ASSETS AND LIABILITIES - NET—(12.5)%[8]	(193,181,102)
		TOTAL NET ASSETS—100%	$1,539,973,852
The average notional value of short futures contracts held by the Fund throughout the period was $57,713,969. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $124,434,368, which represented 8.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $112,881,441, which represented 7.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,552,927
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At September 30, 2013, the cost of investments for federal tax purposes was $1,719,511,896. The net unrealized appreciation of investments for federal tax purposes was $13,643,058. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,614,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,971,452.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2013.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
3

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$6,621,579	$—	$6,621,579
Commercial Mortgage-Backed Securities	—	61,397,864	—	61,397,864
Collateralized Mortgage Obligations	—	239,342,118	22,896,670	262,238,788
Mortgage-Backed Securities	—	1,172,055,723	—	1,172,055,723
Repurchase Agreements	—	230,841,000	—	230,841,000
TOTAL SECURITIES	$—	$1,710,258,284	$22,896,670	$1,733,154,954
4

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Collateralized Mortgage Obligations
Balance as of January 1, 2013	$0
Change in unrealized appreciation (depreciation)	(119,672)
Purchases	23,022,039
(Sales)	(5,697)
Balance as of September 30, 2013	$22,896,670
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to investments still held at September 30, 2013	$(119,672)
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013